SUMMARY OF DERIVATIVE LIABILITIES FAIR VALUE ASSUMPTION (Details) - Valuation Technique, Option Pricing Model [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Derivatives, fair value measurement input, percentages	0.0006	0.0154
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Derivatives, fair value measurement input, percentages	0.0216	0.0216
Measurement Input, Expected Term [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Derivatives, fair value measurement input, term	1 month 13 days	29 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Derivatives, fair value measurement input, term	5 years	5 years
Measurement Input, Expected Volatility [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Derivatives, fair value measurement input, percentages	1.01	0.91
Measurement Input, Expected Volatility [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Derivatives, fair value measurement input, percentages	1.33	1.33